UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-21122

Torchlight Value Fund Master, LLC
(Exact name of registrant as specified in charter)

230 Park Avenue New York, NY 10169
(Address of principal executive offices) (Zip code)

Daniel Heflin Torchlight Value Fund Master, LLC 230 Park Avenue
New York, NY 10169
(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-212-883-2800

Date of fiscal year end: October 31

Date of reporting period: July 1, 2012 – June 30, 2013

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant’s proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. PROXY VOTING RECORD

Torchlight Value Fund Master, LLC

Banc of America Large Loan, Inc. Pass-Through Certificates, Series 2010-HLTN

Notice Date: 10-JULY-2012

Record Date: 12-JULY-2012

Expiry Date: 17-JULY-2012

Cusip: 05956KAA6

	Proposal	Recommendation	Your Vote
1	TO APPROVE FOR BANK OF AMERICA TO REMAIN (i) AS AGENT UNDER THE CASH MANAGEMENT AGREEMENT, (ii) AS CLEARING BANK, AND (iii) AS THE HOLDER OF THE RESERVE ACCOUNTS	CONSENT TO APPROVE FOR BANK OF AMERICA TO REMAIN (i) AS AGENT UNDER THE CASH MANAGEMENT AGREEMENT, (ii) AS CLEARING BANK, AND (iii) AS THE HOLDER OF THE RESERVE ACCOUNTS	CONSENT

Hilton Worldwide Mezzanine Loan E 26

Notice Date: 10-JULY-2012

Record Date: 12-JULY-2012

Expiry Date: 17-JULY-2012

Cusip: N/A

	Proposal	Recommendation	Your Vote
2	TO APPROVE FOR BANK OF AMERICA TO REMAIN (i) AS AGENT UNDER THE CASH MANAGEMENT AGREEMENT, (ii) AS CLEARING BANK, AND (iii) AS THE HOLDER OF THE RESERVE ACCOUNTS	CONSENT TO APPROVE FOR BANK OF AMERICA TO REMAIN (i) AS AGENT UNDER THE CASH MANAGEMENT AGREEMENT, (ii) AS CLEARING BANK, AND (iii) AS THE HOLDER OF THE RESERVE ACCOUNTS	CONSENT

Banc of America Large Loan, Inc. Pass-Through Certificates, Series 2010-HLTN

Notice Date: 15-AUG-2012

Record Date: 16-AUG-2012

Expiry Date: 23-AUG-2012

Cusip: 05956KAA6

	Proposal	Recommendation	Your Vote
3	TO APPROVE HILTONS REQUEST TO UTILIZE UP TO $300 MILLION OF RESTRICTED CASH FLOW AND HILTON FUNDS FOR FUTURE DPO’S (DISCOUNTED PAYOFF) OF MORTGAGE LOAN AND MEZZANINE LOAN POSITIONS	CONSENT TO APPROVE HILTONS REQUEST TO UTILIZE UP TO $300 MILLION OF RESTRICTED CASH FLOW AND HILTON FUNDS FOR FUTURE DPO’S (DISCOUNTED PAYOFF) OF MORTGAGE LOAN AND MEZZANINE LOAN POSITIONS	CONSENT

Hilton Worldwide Mezzanine Loan E 26

Notice Date: 15-AUG-2012

Record Date: 16-AUG-2012

Expiry Date: 23-AUG-2012

Cusip: N/A

	Proposal	Recommendation	Your Vote
4	TO APPROVE HILTONS REQUEST TO UTILIZE UP TO $300 MILLION OF RESTRICTED CASH FLOW AND HILTON FUNDS FOR FUTURE DPO’S (DISCOUNTED PAYOFF) OF MORTGAGE LOAN AND MEZZANINE LOAN POSITIONS	CONSENT TO APPROVE HILTONS REQUEST TO UTILIZE UP TO $300 MILLION OF RESTRICTED CASH FLOW AND HILTON FUNDS FOR FUTURE DPO’S (DISCOUNTED PAYOFF) OF MORTGAGE LOAN AND MEZZANINE LOAN POSITIONS	CONSENT

GRAMERCY REAL ESTATE CDO 2005-1 (GKKRE 2005-1A)

Notice Date: 06-FEB-2013

Record Date: 06-FEB-2013

Expiry Date: 28-FEB-2013

Cusip: 385000AA2

	Proposal	Recommendation	Your Vote
5	NOTICE AND REQUEST FROM COLLATERAL MANAGER FOR CONSENT OF CLASS A-1 NOTES TO PROPOSED ASSIGNMENT AND ASSUMPTION OF COLLATERAL MANAGEMENT AGREEMENT BY A PROPOSED SUCCESSOR COLLATERAL MANAGER	THE TRUSTEE MAKES NO RECOMMENDATION TO THE HOLDERS AS TO ANY ACTION TO BE TAKEN WITH RESPECT TO THE PROPOSED SUCCESSOR COLLATERAL MANAGER OR OTHERWISE	CONSENT

Banc of America Large Loan, Inc. Pass-Through Certificates, Series 2010-HLTN

Notice Date: 30-APRIL-2013

Record Date: 01-MAY-2013

Expiry Date: 08-MAY-2013

Cusip: 05956KAA6

	Proposal	Recommendation	Your Vote
6	THE VOTE REQUEST IS TO CONSIDER WHETHER THE SENIOR LENDER ELECTS TO EXERCISE ITS RIGHT OF FIRST REFUSAL TO PROVIDE THE TIMESHARE LOAN OF UP TO $400 MILLION AS DESCRIBED IN HILTON REQUEST	N/A	DO NOT CONSENT

Banc of America Large Loan, Inc. Pass-Through Certificates, Series 2010-HLTN

Notice Date: 03-JUNE-2013

Record Date: 03-JUNE-2013

Expiry Date: 11-JUNE-2013

Cusip: 05956KAA6

	Proposal	Recommendation	Your Vote
7	TO CONSIDER TRANSFER OF THE SERVICING RIGHTS FOR THE SENIOR LOAN FROM BANK OF AMERICA TO KEY BANK	CONSENT TO TRANSFER OF THE SERVICING RIGHTS FOR THE SENIOR LOAN FROM BANK OF AMERICA TO KEY BANK	CONSENT

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)     Torchlight Value Fund Master, LLC

By (Signature and Title):	/s/ Daniel Heflin
Daniel Heflin, President and Chief Executive Officer
(Principal Executive Officer)

Date:	August 28, 2013

By (Signature and Title):	/s/ Ramalingam Ganesh
Ramalingam Ganesh, Chief Financial Officer
(Principal Financial Officer)

Date:	August 28, 2013